Taxation - Summary of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Beginning Balance	¥ (116,863)	¥ (108,601)	¥ (112,838)
Movement	(19,729)	(8,262)	4,237
Ending Balance	¥ (136,592)	¥ (116,863)	¥ (108,601)